CONTRACT COSTS (Details) Rp in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)
Movement of contract costs
Beginning balance	Rp 1,244,000	Rp 1,096,000
Addition during the year	975,000	1,304,000
Amortisation during the year	(1,034,000)	(1,156,000)
Ending balance	1,185,000	1,244,000
Short term portion		(924,000)	$ (38)	Rp (534,000)
Long term portion		320,000	$ 47	651,000
Provision for impairment of contract costs		0		0
Cost to obtain contracts
Movement of contract costs
Beginning balance	405,000	193,000
Addition during the year	372,000	274,000
Amortisation during the year	(81,000)	(62,000)
Ending balance	696,000	405,000
Short term portion		(85,000)		(106,000)
Long term portion		320,000		590,000
Cost to fulfill
Movement of contract costs
Beginning balance	839,000	903,000
Addition during the year	603,000	1,030,000
Amortisation during the year	(953,000)	(1,094,000)
Ending balance	Rp 489,000	839,000
Short term portion		Rp (839,000)		(428,000)
Long term portion				Rp 61,000